Trade Receivables - Summary of Trade Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Trade Receivables [Abstract]
Trade receivables	$ 68,606	$ 97,390
Allowance for doubtful receivables	(3,500)	(3,104)	(3,603)	(3,868)
Total	$ 65,106	$ 94,286